Line of credit, short term loan and notes payable, TruPet Line of Credit, Due to Related Parties and Revolving Line of Credit (Details) $ in Millions		12 Months Ended
	Dec. 19, 2019 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($) owner		May 31, 2017 USD ($)
Line of Credit [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity		$ 4.6		$ 4.6		$ 2.0
Number of majority owners whose personal assets are pledged | owner				2
Line of credit				$ 4.6
Maturity date		Dec. 19, 2020		May 06, 2019
Long-term debt, interest rate			[1]		[2]
Line of Credit [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Basis spread on variable interest rate				3.00%
Note Payable [Member]
Debt Instruments [Abstract]
Accrued interest		$ 0.0		$ 0.0
Long-term debt, current portion				$ 1.6
Long-term debt, interest rate				26.60%
Term principal and interest due				30 days
Revolving Credit Agreement [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity		6.2
Required amount of deposit at bank		$ 6.2
Revolving Credit Agreement [Member] | Halo Acquisition [Member]
Debt Instruments [Abstract]
Early termination of line of credit	$ 6.2

[1]	Interest at Bank of Montreal Prime plus 8.05%
[2]	Interest at LIBOR plus 3%